SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS:

                               ------------------


DWS Core Fixed Income Fund  DWS International Select   DWS Mid Cap Growth Fund
DWS Equity 500 Index Fund      Equity Fund             DWS Short Duration Plus
DWS Growth & Income Fund    DWS Large Company Growth      Fund
DWS High Income Plus Fund      Fund                    DWS Short-Term Municipal
DWS Intermediate Tax/AMT    DWS Latin America Equity      Bond Fund
   Free Fund                   Fund                    DWS Small Cap Growth Fund
DWS International Equity    DWS Lifecycle Long Range   DWS U.S. Government
   Fund                        Fund                       Securities Fund
                            DWS Micro Cap Fund

DWS Latin America Equity Fund
--------------------------------------------------------------------------------

For Class S and Class M shareholders of the above-listed fund only:

The Board of the fund has approved the conversion, on or about August 18, 2006, of the Class M shares of the fund into Class S shares of the fund. The conversion will not be a taxable event for shareholders.

The advisor has agreed to implement an expense cap so as to ensure that shareholders of the combined class will not pay higher expenses as a result of the share class conversion through September 30, 2007.

The characteristics and features of Class M and Class S shares are similar, except as noted below.

Class M shares were created in connection with the reorganization of The Argentina Fund, Inc. into Scudder Latin America Fund. Holders of Class M shares are not able to acquire additional Class M shares, except through reinvestment of dividends and distributions.

Class S shares generally have an initial investment minimum of $2,500 ($1,000 for IRAs), and would be available to the current Class M shareholders for additional purchases following the conversion. Class S shares have an investment minimum of $50 for additional investments and for exchanges between existing accounts. Please see the fund's prospectuses for additional information about each share class.

Class S shares are generally only available to new investors through fee-based programs of broker-dealers and registered investment advisors who typically charge ongoing fees for services they provide and through certain group retirement plans.

DWS U.S. Government Securities Fund
--------------------------------------------------------------------------------

For Class M shareholders of the above-listed fund only:

The Board of the fund has approved the conversion, on or about August 18, 2006, of the Class M shares of the fund to Class S shares of the fund. The conversion will not be a taxable event for shareholders.

The characteristics and features of Class M and Class S shares are similar, except as noted below.

Class M shares were created in connection with the reorganization of Scudder Intermediate Government & Agency Trust into DWS U.S. Government Securities Fund, and holders of Class M shares are not able to acquire additional Class M shares, except through reinvestment of dividends and distributions.

Class S shares generally have an initial investment minimum of $2,500 ($1,000 for IRAs), and would be available to the current Class M shareholders for additional purchases following the conversion. Class M shareholders at the time of the conversion will not be required to bring their accounts up to the initial investment minimum amount. Class S shares have an investment minimum of $50 for additional investments and for exchanges between existing accounts. The expenses for Class S shares are expected to be the same or lower than those for Class M shares currently outstanding, taking into account the advisor's agreement to cap expenses for Class S shares for approximately three years following the conversion.

Class S shares are generally only available to new investors through fee-based programs of broker-dealers and registered investment advisors who typically charge ongoing fees for services they provide and through certain group retirement plans. Please see the fund's prospectuses for additional information.


                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group
July 11, 2006

DWS High Income Plus Fund
DWS International Select Equity Fund
--------------------------------------------------------------------------------

For Institutional Class and Premier Class shareholders of the above-listed funds only:

The Boards of the funds have approved the conversion, on or about August 18, 2006, of the Premier Class shares of each fund into the Institutional Class shares of each fund. The conversion will not be a taxable event for shareholders.

The advisor has agreed to implement expense caps so as to ensure that shareholders of the combined classes will not pay higher expenses as a result of the share class conversions through September 30, 2007.

The characteristics and features of Premier Class and Institutional Class shares are similar, except as noted below.

Institutional Class shares generally have an initial investment minimum of $1,000,000 with no minimum subsequent investment requirements. Please see the funds' prospectuses for additional information about each share class.


DWS Core Fixed Income Fund                DWS Lifecycle Long Range Fund
DWS Equity 500 Index Fund                 DWS Micro Cap Fund
DWS High Income Plus Fund                 DWS Mid Cap Growth Fund
DWS Intermediate Tax/AMT Free Fund        DWS Short Duration Plus Fund
DWS International Equity Fund             DWS Short-Term Municipal Bond Fund
DWS International Select Equity Fund      DWS Small Cap Growth Fund

--------------------------------------------------------------------------------

For Class S and Investment Class shareholders of the above-listed funds only:

The Boards of the funds have approved the conversion, on or about October 20, 2006, of the Investment Class shares of each fund into Class S shares of each fund. For DWS Equity 500 Index Fund, DWS International Equity Fund, DWS Lifecycle Long Range Fund and DWS Short Duration Plus Fund, the existing Investment Class will be renamed Class S and certain features of the class will be modified. The conversions will not be taxable events for shareholders.

The advisor has agreed to implement expense caps so as to ensure that shareholders of the combined classes will not pay higher expenses as a result of the share class conversions through September 30, 2007.

The characteristics and features of Investment Class and Class S shares are similar, except as noted below.

Class S shares generally have an initial investment minimum of $2,500 ($1,000 for IRAs). Class S shares also have an investment minimum of $50 for additional investments and for exchanges between existing accounts. Please see the funds' prospectuses for additional information about each share class.

Class S shares are generally only available to new investors through fee-based programs of broker-dealers and registered investment advisors who typically charge ongoing fees for services they provide and through certain group retirement plans.


DWS Growth & Income Fund                DWS Mid Cap Growth Fund
DWS Large Company Growth Fund           DWS Small Cap Growth Fund

--------------------------------------------------------------------------------

For Class A and Class R shareholders of the above-listed funds only:

The Boards of the funds have approved the conversion, on or about November 17, 2006, of the Class R shares of each fund into the Class A shares of each fund. The conversions will not be taxable events for shareholders.

The advisor has agreed to implement expense caps so as to ensure that shareholders of the combined classes will not pay higher expenses as a result of the share class conversions through September 30, 2007.

The characteristics and features of Class R and Class A shares are similar, except as noted below.

Class A shares are sold subject to an initial sales charge that declines with the amount invested, and in some cases a contingent deferred sales charge. These sales charges will not apply to Class A shares received in connection with the conversion. After the conversion, these sales charges also will be waived with respect to additional purchases by qualified plans holding Class R shares as of the conversion date.

Class A shares generally have an initial and ongoing investment minimum of $1,000 ($500 for IRAs). Please see the funds' prospectuses for additional information about each share class.





               Please Retain This Supplement for Future Reference





July 11, 2006